Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACADIAN EMERGING MARKETS PORTFOLIO | Investor Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	27.47%	13.93%	22.62%	(20.14%)	6.96%	10.32%	18.13%	(18.68%)	37.63%	12.76%
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Annual Return [Percent]	13.48%	14.59%	16.84%	(7.98%)	20.86%	16.58%	32.85%	(13.28%)	14.79%	13.13%
CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Annual Return [Percent]	26.19%	8.21%	12.72%	(17.64%)	5.14%	(0.23%)	19.79%	(18.21%)	21.25%	(0.93%)
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Annual Return [Percent]	8.85%	6.12%	11.79%	(8.71%)	17.30%	9.51%	28.98%	(12.37%)	3.99%	17.08%
CAMBIAR SMID FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Annual Return [Percent]	0.04%	(1.28%)	12.93%	(6.09%)	23.35%	9.59%	31.00%	(2.62%)	11.77%	17.96%
Cambiar Aggressive Value ETF | Cambiar Aggressive Value ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	9.38%	12.49%	20.33%	(12.02%)	19.49%	7.94%	30.07%	(21.79%)	6.48%	1.26%
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	11.70%	19.11%	20.70%	(18.96%)	25.63%	19.28%	30.62%	0.96%	20.89%	9.69%
CIBC Atlas Mid Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	2.25%	10.67%	19.55%	(23.64%)	19.71%	18.37%	34.57%	(6.76%)	20.87%	4.21%
CIBC Atlas Income Opportunities Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.24%	10.69%	15.06%	(14.78%)	18.60%	11.90%	23.32%	(3.53%)	13.79%	13.87%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.18%	21.41%	35.45%	(29.69%)	25.20%	29.76%	35.99%	2.44%	32.06%	(0.45%)
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	7.67%	19.14%	16.38%	(15.57%)	29.41%	12.72%	35.05%	(1.77%)	20.62%	7.80%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	26.10%	5.39%	15.31%	(14.14%)	2.00%	17.02%
HAVERFORD QUALITY GROWTH STOCK FUND | Haverford Quality Growth Stock Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	13.17%	15.44%	9.25%	(12.08%)	24.35%	15.34%	33.26%	(5.81%)	18.46%	8.34%
Loomis Sayles Full Discretion Institutional Securitized Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	13.35%	19.52%	10.11%	(4.92%)	7.16%	(0.32%)	5.83%	4.69%	8.71%	5.87%
LSV VALUE EQUITY FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	17.53%	14.01%	12.40%	(5.76%)	28.49%	(1.58%)	25.18%	(14.57%)	18.30%	17.60%
LSV CONSERVATIVE VALUE EQUITY FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	19.65%	16.27%	12.18%	(4.03%)	28.56%	(3.47%)	25.29%	(11.08%)	16.18%	16.41%
LSV Small Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	7.31%	7.39%	19.01%	(6.27%)	34.55%	(5.99%)	20.59%	(17.35%)	6.12%	29.91%
LSV U.S. MANAGED VOLATILITY FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	15.58%	16.38%	4.39%	(2.43%)	21.31%	(6.66%)	23.14%	(1.75%)	13.70%	13.28%
LSV GLOBAL MANAGED VOLATILITY FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	22.69%	12.92%	10.12%	(3.86%)	17.64%	(4.92%)	17.79%	(6.25%)	19.04%	10.90%
LSV Global Value Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	27.10%	10.04%	19.06%	(8.22%)	21.31%	0.46%	22.36%	(15.52%)	21.85%	10.97%
LSV Emerging Markets Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	40.21%	7.63%	21.52%	(12.92%)	14.06%	5.30%
LSV Disciplined Value ETF | LSV Disciplined Value ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	22.08%
Sands Capital Global Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	10.64%	15.61%	31.82%	(43.46%)	9.69%	49.56%	30.16%	(2.72%)	38.70%	0.45%
Investor Class Shares | Sands Capital Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	10.38%	15.38%	31.49%	(43.49%)	9.48%	49.29%	29.85%	(2.86%)	38.38%	0.17%